UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Munro
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Robert Munro     Stamford, Connecticut     November 09, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $183,889 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109    13894   462195 SH       SOLE                   462195
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209     5639   261540 SH       SOLE                   261540
DESARROLLADORA HOMEX S A DE    SPONSORED ADR    25030W100    19132   506670 SH       SOLE                   506670
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102     3596    91580 SH       SOLE                    91580
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     8568    88386 SH       SOLE                    88386
ICICI BK LTD                   ADR              45104G104     1385    45110 SH       SOLE                    45110
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    38894  1029762 SH       SOLE                  1029762
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    38399   633749 SH       SOLE                   633749
SASOL LTD                      SPONSORED ADR    803866300     2848    86600 SH       SOLE                    86600
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105     9335   252976 SH       SOLE                   252976
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     8519   249891 SH       SOLE                   249891
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107    14445   195200 SH       SOLE                   195200
UNIVISION COMMUNICATIONS INC   CL A             914906102    19235   560120 SH       SOLE                   560120